Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of asset estimated service life
Years
Computer equipment	3-5

Schedule of intangible asset estimated service life
Years
Computer software	3-5